Profit reserves (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Legal reserve	R$ 1,181	R$ 995	R$ 853
Statutory reserve	57	57	57
Profit retention reserve	7,331	6,651	5,500
Unrealized profit reserve	835	835	835
Incentive tax reserve	124	103	85
Reserve for mandatory dividends not distributed	1,420	1,420	1,420
Profit reserves	R$ 10,948	R$ 10,061	R$ 8,750